INCOME TAXES - Income Tax (Recovery) Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current:
Current year	$ 1,353	$ (650)
Adjustments to current income tax of prior years	42	(9)
Deferred:
Origination and reversal of temporary differences	29	(973)
Adjustments in respect of deferred income tax of prior years	23	(52)
Changes in tax rates and legislation	8	(106)
Movement in unrecognized deferred income tax assets	(4)	12
Total income tax expense (recovery)	$ 1,451	$ (1,778)